STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2020
STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impact on transition
The impact on transition is summarised below.

	As previously reported US$	IFRS 16 adjustment US$	As adjusted at July 1, 2019 US$
Right-of-use assets	-	222,116	222,116
Other liabilities	-	(235,125)	(235,125)
Accumulated losses	(46,204,768)	(13,009)	(46,217,777)

Lease Liabilities can be Reconciled to the Operating Lease Commitments
The lease liabilities as at July 1, 2019 can be reconciled to the operating lease commitments as of June 30, 2019, as follows:

US$
Operating lease commitments as at June 30, 2019	134,884
Discounted operating lease commitments as at July 1, 2019	116,873
Less: Commitments relating to short-term leases and leases of low-value assets	(25,627)
Add: Lease payments not included in operating lease commitments as at June 30, 2019	143,879
Lease liabilities as at July 1, 2019	235,125

International Financial Reporting Standards and Interpretations Recently Issued or Amended But Not Yet Effective
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the reporting period ended June 30, 2020. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Definition of a Business (Amendments to IFRS 3)	January 1, 2020	July 1, 2020
Definition of Material (Amendments to IAS 1 and IAS 8)	January 1, 2020	July 1, 2020
Amendments to References to the Conceptual Framework in IFRS Standards	January 1, 2020	July 1, 2020
Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7)	January 1, 2020	July 1, 2020

Depreciation on Property, Plant and Equipment
Depreciation is provided on a straight-line basis over the estimated useful lives of the assets, except for land which is not depreciated..

	2020	2019	2018
Major depreciation periods are:
Plant and equipment:	5 years	5 years	5 years